Eagle Capital Appreciation Fund
Eagle Mutual Funds SUMMARY OF CAPITAL APPRECIATION FUND | 3.1.2012
Investment objective
The Eagle Capital Appreciation Fund (“Capital Appreciation Fund” or the “fund”) seeks long-term capital appreciation.
Fees and expenses
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Capital Appreciation Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Eagle Family of Funds. More information about these and other discounts is available from your financial professional, on page 33 of the fund’s prospectus and on page 24 of the fund’s statement of additional information.
Shareholder fees (fees paid directly from your investment):
Shareholder Fees Eagle Capital Appreciation Fund	Class A		Class C	Class I	Class R-3	Class R-5	Class R-6
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	4.75%		none	none	none	none	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	none	[1]	1.00%	none	none	none	none
Redemption Fee (as a % of amount redeemed, if applicable)	none		none	none	none	none	none
[1]	If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale.

Annual fund operating expenses (expenses deducted from fund assets):
Annual Fund Operating Expenses Eagle Capital Appreciation Fund		Class A	Class C	Class I	Class R-3	Class R-5	Class R-6
Investment Advisory Fees		0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.50%	none	none
Other Expenses	[1]	0.37%	0.32%	0.30%	0.41%	0.33%	0.25%
Total Annual Fund Operating Expenses	[2]	1.22%	1.92%	0.90%	1.51%	0.93%	0.85%
[1]	For Class R-6 shares, shareholder service fees represent 0.00% of other expenses.
[2]	As the fund's asset levels change, the fund's fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. ("Eagle") has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses of each class exceed a percentage of that class' average daily net assets through February 28, 2013 as follows: Class A - 1.40%, Class C - 2.20%, Class I - 0.95%, Class R-3 - 1.65%, Class R-5 - 0.95%, and Class R-6 - 0.85%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, and extraordinary expenses, and includes offset expense arrangements with the fund's custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle's investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Eagle Capital Appreciation Fund (USD $)	Year 1	Year 3	Year 5	Year 10
Class A	593	844	1,113	1,882
Class C	295	603	1,037	2,243
Class I	92	287	498	1,108
Class R-3	154	477	824	1,802
Class R-5	95	296	515	1,143
Class R-6	87	271	471	1,049

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.
Principal investment strategies
During normal market conditions, the Capital Appreciation Fund seeks to achieve its objective by investing at least 65% of its net assets in common stocks of companies that have the potential for attractive long-term growth in earnings, cash flow and total worth of the company. In addition, the portfolio management team prefers to purchase stocks that appear to be undervalued in relation to the company’s long-term growth fundamentals. The primary focus of the fund’s portfolio management team is the analysis of individual companies rather than the industry in which that company operates or the economy as a whole. The fund invests in the stocks of companies of any size without regard to market capitalization and will sell securities when they no longer meet the portfolio management team’s investment criteria. Although the fund is diversified, it normally will hold a core portfolio of stocks of fewer companies than many other diversified funds.
Principal risks

The greatest risk of investing in this fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s net asset value (“NAV”) also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

•    Focused holdings risk is the risk of a fund holding a core portfolio of stocks of fewer companies than other diversified funds;

•    Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•    Sector risk is the risk of a fund holding a core portfolio of stocks invested in similar businesses which could all be affected by the same economic or market conditions;

•    Small- and mid-cap company risk arises because small- and mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies; and

•    Stock market risk is the risk of broad stock market decline or decline in particular holdings.

Performance
The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund’s returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s Class A share performance from one year to another. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

During 10 year period (Class A shares):

	Return	Quarter Ended
Best Quarter	22.13%	June 30, 2009
Worst Quarter	(33.06)%	December 31, 2008

The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Average annual total returns (for the periods ended December 31, 2011): Fund return (after deduction of sales charges and expenses)
Average Annual Total Returns Eagle Capital Appreciation Fund	Inception Date	1-yr	5-yr	10-yr	Lifetime
Return Before Taxes Class A	Dec. 12, 1985	(8.70%)	(0.71%)	2.01%
Return Before Taxes Class C	Apr. 03, 1995	(4.77%)	(0.47%)	1.73%
Return Before Taxes Class I	Mar. 21, 2006	(3.83%)	0.64%		1.62%
Return Before Taxes Class R-3	Sep. 12, 2007	(4.41%)			(1.96%)
Return Before Taxes Class R-5	Oct. 02, 2006	(3.84%)	0.65%		1.69%
Return After Taxes on Distributions Class A		(8.70%)	(1.25%)	1.72%
Return After Taxes on Distributions and Sale of Fund Shares Class A		(5.66%)	(0.71%)	1.67%
Russell 1000 Growth Index (Lifetime period is measured from the inception date of Class I shares) (reflects no deduction for fees, expenses or taxes)		2.64%	2.50%	2.60%	3.20%

No performance information is presented for Class R-6 shares because Class R-6 shares have not yet commenced operations for this fund. If and when Class R-6 shares commence operations for this fund, current performance data as of the most recent month-end may be found on our website at eagleasset.com.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3, Class R-5, and Class R-6 will vary.